EMPLOYEE BENEFITS - Percentage of performance shares vesting (Details)	Jun. 30, 2022
Percentage performance shares vesting:
More than 25th percentile	0.00%
Between 25th to 50th percentile	0.25%
50th to 75th percentile	0.75%
More than or equal to 75th percentile	100.00%